Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Opening balance	$ 5,724	$ 4,647
Warrants fair value at grant date - December 30, 2025	3,961	0
Remeasurement of warrant liability	(859)	4,962
Exercise of warrants	0	(3,885)
Foreign currency translation reserve	86	0
Closing Balance	$ 8,912	$ 5,724